Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 12,003	$ 1,676	¥ 16,205
Operating lease liabilities, current	981	137	1,843
Operating lease liabilities, non-current	¥ 2,933	$ 409	¥ 4,137
Weighted average remaining lease terms	2 years 8 months 19 days	2 years 8 months 19 days	3 years 2 months 19 days
Weighted average discount rate	3.95%	3.95%	4.64%